Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	$ 301	$ (82)
Other comprehensive income before reclassifications	(1,111)	811
Amounts reclassified from accumulated other comprehensive income (loss)	572	(428)
Net current period other comprehensive income	(539)	383
Ending Balance	(238)	301
Unrealized Gains (losses) on marketable securities [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	(30)	(100)
Other comprehensive income before reclassifications	(887)	104
Amounts reclassified from accumulated other comprehensive income (loss)	480	(34)
Net current period other comprehensive income	(407)	70
Ending Balance	(437)	(30)
Unrealized Gains (losses) on cash flow hedges [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	45	3
Other comprehensive income before reclassifications	(230)	436
Amounts reclassified from accumulated other comprehensive income (loss)	92	(394)
Net current period other comprehensive income	(138)	42
Ending Balance	(93)	45
Foreign currency translation adjustment [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	286	15
Other comprehensive income before reclassifications	6	271
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive income	6	271
Ending Balance	$ 292	$ 286